Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	508,728,168.07	26,969
Yield Supplement Overcollateralization Amount 06/30/20	22,178,151.91	0
Receivables Balance 06/30/20	530,906,319.98	26,969
Principal Payments	21,159,159.36	566
Defaulted Receivables	737,694.54	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	20,889,461.89	0
Pool Balance at 07/31/20	488,120,004.19	26,373

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.88%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,728,157.64	132
Past Due 61-90 days	1,066,883.36	45
Past Due 91-120 days	425,336.99	19
Past Due 121+ days	0.00	0
Total	4,220,377.99	196

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	593,792.31
Aggregate Net Losses/(Gains) - July 2020	143,902.23
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.33%
Prior Net Losses Ratio	0.25%
Second Prior Net Losses Ratio	1.04%
Third Prior Net Losses Ratio	1.39%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.64%

Overcollateralization Target Amount	5,613,380.05
Actual Overcollateralization	5,613,380.05
Weighted Average APR	4.09%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	49.61

Flow of Funds	$ Amount
Collections	27,556,453.61
Investment Earnings on Cash Accounts	416.51
Servicing Fee(1)	(442,421.93)
Transfer to Collection Account	-
Available Funds	27,114,448.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,011,998.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,307,789.95
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,613,380.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,808,498.02
(12) Collection Account Redeposits	3,832,000.00

Total Distributions of Available Funds	27,114,448.19
Servicing Fee	442,421.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 07/15/20	502,877,794.14
Principal Paid	20,371,170.00
Note Balance @ 08/17/20	482,506,624.14

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2
Note Balance @ 07/15/20	114,767,794.14
Principal Paid	20,371,170.00
Note Balance @ 08/17/20	94,396,624.14
Note Factor @ 08/17/20	35.0995107%

Class A-3
Note Balance @ 07/15/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	268,940,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-4
Note Balance @ 07/15/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	81,820,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	24,900,000.00
Note Factor @ 08/17/20	100.0000000%

Class C
Note Balance @ 07/15/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	12,450,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,102,780.17
Total Principal Paid	20,371,170.00
Total Paid	21,473,950.17

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	251,532.75
Principal Paid	20,371,170.00
Total Paid to A-2 Holders	20,622,702.75

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3317797
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.6013767
Total Distribution Amount	25.9331564

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.9352746
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	75.7461516
Total A-2 Distribution Amount	76.6814262

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	113.29
Noteholders' Third Priority Principal Distributable Amount	611.16
Noteholders' Principal Distributable Amount	275.55

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	2,075,325.29
Investment Earnings	127.30
Investment Earnings Paid	(127.30)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,582,622.45	$12,621,187.74	$18,641,037.15
Number of Extensions	305	488	731
Ratio of extensions to Beginning of Period Receivables Balance	1.43%	2.29%	3.26%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.